SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The same accounting policies have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Company's financial statements for the year ended December 31, 2012. See Note 3 of the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report.

Reclassification:

Certain reclassifications to the 2012 financial statements have been made to conform to the current year presentation.